Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	80 Months Ended		120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Mar. 02, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000006697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		18.85%	9.11%			9.86%
C000006697 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 25,598	$ 25,598	$ 25,598		$ 25,598	$ 20,299	$ 18,232	$ 23,252	$ 17,498	$ 15,600	$ 12,970		$ 12,546	$ 9,981	$ 9,794	$ 9,425
Average Annual Return, Percent		26.10%	10.41%			10.51%
C000006699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	21.17%	9.31%			9.68%
C000006699 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 25,184	$ 25,184	25,184		$ 25,184	20,120	18,207	23,393	17,740	15,934	13,350		13,010	10,429	10,312	10,000
Average Annual Return, Percent		25.17%	9.59%			9.68%
C000006700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	24.17%	9.59%			9.68%
C000006700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 25,187	$ 25,187	25,187		$ 25,187	20,122	18,209	23,397	17,740	15,934	13,349		13,013	10,431	10,312	10,000
Average Annual Return, Percent		25.17%	9.59%			9.68%
C000006701 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 27,829	$ 27,829	27,829		$ 27,829	22,012	19,719	25,085	18,834	16,748	13,890		13,408	10,639	10,416	10,000
Average Annual Return, Percent		26.43%	10.69%			10.78%
C000006703 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 25,186	$ 25,186	25,186		$ 25,186	20,126	18,212	23,400	17,742	15,936	13,348		13,015	10,431	10,313	10,000
Average Annual Return, Percent		25.14%	9.59%			9.68%
C000006705 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 26,473	$ 26,473	26,473		$ 26,473	21,046	18,950	24,226	18,281	16,337	13,619		13,208	10,537	10,365	10,000
Average Annual Return, Percent		25.79%	10.14%			10.23%
C000006706 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 27,145	$ 27,145	27,145		$ 27,145	21,525	19,334	24,656	18,558	16,544	13,755		13,309	10,589	10,390	10,000
Average Annual Return, Percent		26.11%	10.41%			10.50%
C000006698 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 27,827	$ 27,827	27,827		$ 27,827	22,012	19,723	25,087	18,836	16,748	13,892		13,407	10,644	10,418	10,000
Average Annual Return, Percent		26.42%	10.69%			10.78%
C000126358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 28,052	$ 28,052	28,052		$ 28,052	22,171	19,849	25,226	18,924	16,815	13,938		13,439	10,658	10,427	10,000
Average Annual Return, Percent		26.53%	10.78%			10.87%
C000006707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		7.46%	0.06%			1.87%
C000006707 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 12,039	$ 12,039	12,039		$ 12,039	10,727	10,517	12,562	12,235	11,493	10,275		10,568	10,119	9,506	9,575
Average Annual Return, Percent		12.23%	0.93%			2.32%
C000006708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	7.64%	(0.15%)			1.59%
C000006708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,704	$ 11,704	11,704		$ 11,704	10,484	10,358	12,464	12,231	11,589	10,416		10,808	10,426	9,850	10,000
Average Annual Return, Percent		11.64%	0.20%			1.59%
C000006709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	10.47%	0.19%			1.58%
C000006709 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,692	$ 11,692	11,692		$ 11,692	10,489	10,364	12,458	12,225	11,582	10,424		10,807	10,425	9,864	10,000
Average Annual Return, Percent		11.47%	0.19%			1.58%
C000006710 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 12,869	$ 12,869	12,869		$ 12,869	11,437	11,186	13,312	12,952	12,136	10,821		11,103	10,621	9,937	10,000
Average Annual Return, Percent		12.52%	1.18%			2.55%
C000200511 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,830	$ 11,830	$ 11,830		$ 11,830	10,505	10,265	12,202	11,862	11,106	9,897	$ 10,000
Average Annual Return, Percent		12.61%	1.27%	2.55%	[5]
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 23,808	$ 23,808	$ 23,808		$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503		12,568	10,201	9,997	10,000
Average Annual Return, Percent	[6],[7]	32.79%	11.08%			9.06%
Bloomberg U S Aggregate Bond C000200511 Index [Member]
Account Value [Line Items]
Account Value		$ 10,961	$ 10,961	10,961		$ 10,961	9,915	9,880	11,717	11,774	11,088	9,943
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	$ 11,593	$ 11,593		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	$ 10,000	10,737	10,641	10,196	10,000
Average Annual Return, Percent		10.55% [8]	(0.23%) [8]	1.38%	[5],[9]	1.49% [8]
MSCI All Country World Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Growth Index (net div)
Account Value		$ 29,480	$ 29,480	$ 29,480		$ 29,480	$ 21,483	$ 18,351	$ 25,938	$ 19,257	$ 15,646	$ 13,370		$ 13,223	$ 10,484	$ 10,409	$ 10,000
Average Annual Return, Percent	[6],[7]	37.22%	13.51%			11.42%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2024.
[6]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.